DEPOSITS - Schedule Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
2022		$ 212,370
2023		19,162
2024		17,192
2025		3,402
2026		1,552
Thereafter		186
Time deposits	$ 215,148	$ 253,864